Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 10, 2012	Jun. 30, 2012 Tomwood [Member]	Dec. 31, 2012 Tomwood [Member]	Jun. 29, 2012 Tomwood [Member]
Shareholders' Equity (Textual)
Conversion of loan into shares		$ 2,000			$ 2,000
Conversion of debt, share price							$ 0.06
Shares issued in conversion of debt (Shares)					110,497,238
Per share price of shares allocated to Townwood through conversion of loan							$ 0.0181
Ownership percentage						55.00%
Amount charged to capital and offset against benefit reduction expenses						$ 1,296
Reverse stock split	One -for- hundred reverse split of all of HOMI's shares of common stock.
Common stock, shares outstanding		199,950,602	89,453,364	200,000,000
Common shares outstanding post reverse stock split				2,000,000
Common stock, shares par value		$ 0.001	$ 0.001	$ 0.001
Execution Date For Reverse Split	Jan. 28, 2013